Document and Entity Information	Dec. 17, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001592058
Document Type	8-K
Document Period End Date	Dec. 17, 2019
Entity Registrant Name	Party City Holdco Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37344
Entity Tax Identification Number	46-0539758
Entity Address, Address Line One	80 Grasslands Road
Entity Address, City or Town	Elmsford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10523
City Area Code	914
Local Phone Number	345-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01/share
Trading Symbol	PRTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false